497(e)
                                                                      333-142455
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AXA Equitable Life Insurance Company

SUPPLEMENT DATED AUGUST 15, 2008 TO THE CURRENT PROSPECTUS FOR
AMERICAN DENTAL ASSOCIATION MEMBERS RETIREMENT PROGRAM
--------------------------------------------------------------------------------

This Supplement updates certain information in the most recent prospectus and statement of additional information you received for the product specified above, and in any supplements to that prospectus and statement of additional information (collectively, the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your prospectus.

CHANGES TO EXPENSE LIMITATION ARRANGEMENTS FOR CERTAIN PORTFOLIOS OF THE EQ ADVISORS TRUST

The Board of Trustees (the "Board") of EQ Advisors Trust (the "Trust") recently approved revisions to the expense limitation arrangements between the Trust and AXA Equitable Life Insurance Company ("AXA Equitable"). In particular, and as more fully described below, the Board approved (1) the elimination of the expense limitation arrangements for certain portfolios of the Trust because each of these portfolios currently is operating under its respective expense limit, and (2) revised expense limitation arrangements for certain other portfolios of the Trust.


ELIMINATION OF THE EXPENSE LIMITATION ARRANGEMENTS FOR CERTAIN PORTFOLIOS OF THE TRUST

Effective on or about October 1, 2008, the expense limitation arrangements for the following Portfolios of the Trust are eliminated: EQ/Davis New York Venture Portfolio, EQ/GAMCO Small Company Value Portfolio, EQ/JPMorgan Core Bond
Portfolio, EQ/Small Company Index Portfolio and EQ/Van Kampen Emerging Markets Equity Portfolio.


AMENDMENTS TO THE EXPENSE LIMITATION ARRANGEMENTS FOR CERTAIN PORTFOLIOS OF THE TRUST

The expense limitation arrangements for the following Portfolios of the Trust are amended: EQ/AllianceBernstein Value Portfolio, EQ/FI Mid Cap Portfolio, EQ/JPMorgan Value Opportunities Portfolio, EQ/Large Cap Growth PLUS Portfolio, EQ/Mid Cap Value PLUS Portfolio, EQ/T. Rowe Price Growth Stock Portfolio and EQ/Van Kampen Mid Cap Growth Portfolio. Such arrangements are effective on or about October 1, 2008.


FEE TABLE

The following is added under "Portfolio operating expenses expressed as an annual percentage of daily net assets", replacing the information shown for the Portfolios listed above:




This table shows the fees and expenses for 2007 as an annual percentage of each Portfolio's daily average net assets.

------------------------------------------------------------------------------------------------------------------------------------
                                                                              Acquired
                                                                              Fund Fees          Total         Fee          Net
                                                                                 and            Annual       Waivers       Annual
                                                                              Expenses         Expenses      and/or       Expenses
                                                                               (Under-         (Before       Expense       (After
                                        Management   12b-1       Other         lying           Expense      Reimburse-     Expense
 Portfolio Name                          Fees(1)    Fees(2)   Expenses(3)   Portfolios)(4)   Limitations)    ments(5)   Limitations)
------------------------------------------------------------------------------------------------------------------------------------
 EQ Advisors Trust:
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Value              0.59%       --        0.12%             --             0.71%          0.00%        0.71%
EQ/Davis New York Venture               0.85%       --        0.18%             --             1.03%            --         1.03%
EQ/FI Mid Cap                           0.68%       --        0.13%             --             0.81%          0.00%        0.81%
EQ/GAMCO Small Company Value            0.76%       --        0.12%             --             0.88%            --         0.88%
EQ/JPMorgan Core Bond                   0.43%       --        0.13%             --             0.56%            --         0.56%
EQ/JPMorgan Value Opportunities         0.60%       --        0.14%             --             0.74%          0.00%        0.74%
EQ/Large Cap Growth PLUS                0.50%       --        0.24%           0.02%            0.76%          0.00%        0.76%
EQ/Mid Cap Value PLUS                   0.55%       --        0.24%           0.02%            0.81%          0.00%        0.81%
EQ/Small Company Index                  0.25%       --        0.14%             --             0.39%            --         0.39%
EQ/T. Rowe Price Growth Stock           0.79%       --        0.14%             --             0.93%          0.00%        0.93%
EQ/Van Kampen Emerging Markets Equity   1.11%       --        0.28%             --             1.39%            --         1.39%
EQ/Van Kampen Mid Cap Growth            0.70%       --        0.15%             --             0.85%          0.00%        0.85%
------------------------------------------------------------------------------------------------------------------------------------



NB/IF (Mail)                                                              x02187

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Notes:
(1) The management fees for each Portfolio cannot be increased without a vote of that Portfolio's shareholders. See footnote (5) for any expense limitation agreement information.
(2) Portfolio shares are all subject to fees imposed under the distribution plans (the "Rule 12b-1 Plan") adopted by the Trust pursuant to Rule 12b-1 under the Investment Company Act of 1940.
(3) Other expenses shown are those incurred in 2007. The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. See footnote (5) for any expense limitation agreement information.
(4) Each  of  these  variable  investment  options  invests  in a  corresponding
    Portfolio of unaffiliated investment companies. Each Portfolio, in turn, invests in shares of unaffiliated portfolios ("the underlying portfolios"). Amounts shown reflect each Portfolio's pro rata share of the fees and expenses of the underlying portfolios in which it invests. A "--" indicates that the listed Portfolio does not invest in underlying portfolios.
(5) The amounts shown reflect any fee waivers and/or expense reimbursements that applied to each Portfolio. A "--" indicates that there is no expense limitation in effect. "0.00%" indicates that the expense limitation arrangement did not result in a fee waiver reimbursement. AXA Equitable, the investment manager of EQ Advisors Trust, has entered into expense limitation agreements with respect to certain Portfolios, which are effective through April 30, 2009 (unless the Board of Trustees, including a majority of the independent directors, of EQ Advisors Trust consents to an earlier revision or termination of this arrangement). Under these agreements, AXA Equitable has agreed to waive or limit its fees and assume other expenses of certain Portfolios, if necessary, in an amount that limits each affected Portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures, expenses of the underlying portfolios in which the Portfolio invests and extraordinary expenses) to not more than the amounts specified in the agreements. Therefore, each Portfolio may at a later date make a reimbursement to AXA Equitable for any of the management fees waived or limited and other expenses assumed and paid by AXA Equitable pursuant to the expense limitation agreements provided that the Portfolio's current annual operating expenses do not exceed the operating expense limit determined for such Portfolio. See the Prospectus for EQ Advisors Trust for more information about the arrangements. In addition, a portion of the brokerage commissions of certain portfolios of EQ Advisors Trust is used to reduce the applicable Portfolio's expenses. If the above table reflected both the expense limitation arrangements plus the portion of the brokerage commissions used to reduce Portfolio expenses, the net expenses would be as shown in the table below:

    ----------------------------------------------------------------------------
     Portfolio Name
    ----------------------------------------------------------------------------
     EQ/AllianceBernstein Value                                        0.63%
    ----------------------------------------------------------------------------
     EQ/Large Cap Growth PLUS                                          0.61%
    ----------------------------------------------------------------------------
     EQ/Mid Cap Value PLUS                                             0.60%
    ----------------------------------------------------------------------------
     EQ/T. Rowe Price Growth Stock                                     0.65%
    ----------------------------------------------------------------------------
     EQ/Van Kampen Mid Cap Growth                                      0.84%
    ----------------------------------------------------------------------------

    Copyright 2008 AXA Equitable Life Insurance Company. All rights reserved.

                      AXA Equitable Life Insurance Company
                           1290 Avenue of the Americas
                               New York, NY 10104
                                  212-554-1234

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